Derivative Financial Instruments - Hedging Relationship (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended				12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Elpida Company [Member]	May 30, 2013 Not Designated as Hedging Instrument [Member] Elpida Company [Member]	Feb. 28, 2013 Not Designated as Hedging Instrument [Member] Elpida Company [Member]	Nov. 29, 2012 Not Designated as Hedging Instrument [Member] Elpida Company [Member]	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other Non-Operating Income Expense Net [Member]	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other Non-Operating Income Expense Net [Member]	Sep. 01, 2011 Not Designated as Hedging Instrument [Member] Other Non-Operating Income Expense Net [Member]	Aug. 29, 2013 Not Designated as Hedging Instrument [Member] Other Non-Operating Income Expense Net [Member] Elpida Company [Member]	Aug. 30, 2012 Not Designated as Hedging Instrument [Member] Other Non-Operating Income Expense Net [Member] Elpida Company [Member]	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member]	Aug. 29, 2013 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Other Comprehensive Income [Member]	Aug. 30, 2012 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Other Comprehensive Income [Member]	Sep. 01, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (222)	$ (19)	$ 21	$ (3)	$ (47)	$ (120)	$ (58)	$ (222)	$ (17)	$ 21	$ (228)	$ 8
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income, Effective Portion															(8)	(9)	49
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net													1	9
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 4